Note 5 - Notes Payable	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Text Block]
NOTE E - Notes Payable

Effective September 29, 2011, the Company renewed its line of credit for At Need Funding, maturing on September 29, 2013. The line of credit was reduced from $2,000,000 to $1,000,000 under the renewal. This line of credit is used for the purpose of funding at-need funerals secured by the assignment of verified, incontestable life insurance policies. Effective September 27, 2011, the Company renewed its $150,000 operating line of credit, maturing on September 27, 2013. These lines of credit require interest to be paid monthly at the prime rate, with a floor of 3.25%.

On June 1, 2005, the Company renewed its existing bank note in the amount of $1,434,257 with interest to be paid monthly at a rate of 1% under the prime rate. In conjunction with this note, the Company purchased an interest rate cap to hedge exposure to interest rate risk. The interest rate cap limited the interest rate that could be charged over the remaining term to 6.5%. During the second quarter of 2010, we made our final payment on this bank note. Interest expense and interest paid on this note during 2010 were $701 and $1,013, respectively.

On February 3, 2005, Investors Heritage Capital borrowed $3,650,000 to finance the purchase of certain home office property previously owned by Investors Heritage Life at a purchase price of $3,650,000. The note is an amortizing loan with a fixed interest rate of 5.05% and with a maturity date of March 1, 2015. The proceeds received by Investors Heritage Life were used to repay their surplus notes to Investors Heritage Capital. Additionally, Investors Heritage Capital used such proceeds to repay the $3,000,000 bank note outstanding at December 31, 2004. This transaction was approved by the Kentucky Department of Insurance.

On February 4, 2008, the Company issued a promissory note in the amount of $135,600 with an interest rate of 4%, due February 4, 2012. This note was issued in exchange for a block of common stock from one of its stockholders under the right of first refusal. The Company paid off the balance on this note in early 2011 as allowed under the note. Interest expense and interest paid on this note during 2011 were $266 and $2,818, respectively.

Information relative to the Company’s notes payable at December 31, 2011 and 2010 is as follows:

2011	Outstanding	Current	Maturity	Interest	Interest
	Principal	Interest Rate	Date	Expense	Paid
Mortgage note	$1,392,966	5.05%	3/1/2015	$79,330	$80,949
At Need Funding line of credit	388,371	3.25%	9/29/2013	7,647	7,645

2010	Outstanding	Current	Maturity	Interest	Interest
	Principal	Interest Rate	Date	Expense	Paid
Mortgage note	$1,777,655	5.05%	3/1/2015	$98,315	$99,854
At Need Funding line of credit	685,842	3.25%	9/29/2011	20,655	20,687
Promissory note	70,458	4.00%	2/4/2012	2,944	4,147